Income Taxes (Details) - Schedule of Income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Taxes [Abstract]
Current income tax	$ 437,771	$ 332,549	$ 386,389
Deferred income tax		(30,633)	(648)
Total income tax expense	$ 437,771	$ 301,916	$ 385,741